Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Central Index Key	dei_EntityCentralIndexKey	0000810016
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 18, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

Ivy Funds Variable Insurance Portfolios

Supplement dated August 18, 2011 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 29, 2011

and as supplemented June 8, 2011 and August 8, 2011

The following replaces the first paragraph of the "Principal Investment Strategies" section for Ivy Funds VIP Mid Cap Growth:

Ivy Funds VIP Mid Cap Growth seeks to achieve its objective by investing primarily in common stocks of mid cap companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, believes offer above-average growth potential. Under normal market conditions, the Portfolio invests at least 80% of its net assets in the securities of mid cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Mid Cap Growth Index. As of June 30, 2011, this range of market capitalizations was from approximately  $328.8 million to  $17.9 billion.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0000810016_SupplementTextBlock

Ivy Funds Variable Insurance Portfolios

Supplement dated August 18, 2011 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 29, 2011

and as supplemented June 8, 2011 and August 8, 2011

The following replaces the first paragraph of the "Principal Investment Strategies" section for Ivy Funds VIP Mid Cap Growth:

Ivy Funds VIP Mid Cap Growth seeks to achieve its objective by investing primarily in common stocks of mid cap companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, believes offer above-average growth potential. Under normal market conditions, the Portfolio invests at least 80% of its net assets in the securities of mid cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Mid Cap Growth Index. As of June 30, 2011, this range of market capitalizations was from approximately  $328.8 million to  $17.9 billion.

Ivy Funds VIP Mid Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000810016_SupplementTextBlock

Ivy Funds Variable Insurance Portfolios

Supplement dated August 18, 2011 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 29, 2011

and as supplemented June 8, 2011 and August 8, 2011

The following replaces the first paragraph of the "Principal Investment Strategies" section for Ivy Funds VIP Mid Cap Growth:

Ivy Funds VIP Mid Cap Growth seeks to achieve its objective by investing primarily in common stocks of mid cap companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, believes offer above-average growth potential. Under normal market conditions, the Portfolio invests at least 80% of its net assets in the securities of mid cap companies, which typically are companies with market capitalizations within the range of companies in the Russell Mid Cap Growth Index. As of June 30, 2011, this range of market capitalizations was from approximately  $328.8 million to  $17.9 billion.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011